UniqueLoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
7000001	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application	APR under disclosed by .5313 which exceeds the 0.25 tolerance. Finance charges under disclosed by $7,218.24 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	95.65	29.08
7000002	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Final HUD not signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $136.22 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	49.455
7000003	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $128.08 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
7000004	3	3	[3] Initial Application Unsigned [3] Credit Report Incomplete	Credit report incomplete due to missing co-borrower information.	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice	TIL incomplete due to not being executed by borrower.	NO		Purchase	Owner Occ	85	85	23.88
7000005	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $202.58 which exceeds the $100 for purchase. It appears the TIL itemization did not disclose closing settlement fees of $100 and $225 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	90	90	41.703
7000006	3	3	[3] Appraisal Incomplete [3] Escrow Holdback	Appraisal is incomplete due to missing completion certificate. HUD line 104 reflects $XXX escrow hold back for completion. Escrow agreement is not in file	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $269.83 which exceeds the $100 tolerance for purchases transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	88.19	88.19	49.64
7000007	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Originator Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider				Cashout Refi	Owner Occ	94.21	94.21	33.447
7000008	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Rate/Term Refi	Owner Occ	76.48	76.48	38.31
7000009	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice to Cosigner [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing	Finance charge under disclosed $142.69, which exceeds the $35 tolerance for refinance. Unable to determine under disclosure due to missing TIL itemization.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75.96	75.96	49.3
7000010	3	3	[3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	49.86
7000011	3	3	[3] DTI Not Within Guidelines [3] Qualifying Score Not Within Guidelines	52.8% DTI exceeds XXX maximum of 36% for purchase with 80% LTV and credit score under 700. Credit score of XXX does not meet XXX minimum of 680 for FRM over 75% LTV.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	79.95	79.95	53.43
7000012	1	1			1					Purchase	Owner Occ	100	100	27.689
7000013	2	1			2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing				Purchase	Owner Occ	100	100	40.264
7000014	3	3	[3] Credit Report Missing [3] Missing Initial Application		2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	95	95	55.05
7000015	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Cashout Refi	Owner Occ	94.44	94.44	41.24
7000016	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.19	68.19
7000017	3	1			3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed or stamped by the settlement agent.	YES		Cashout Refi	Owner Occ	89.86	89.86	38.11
7000018	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	84.12
7000019	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	73	73	22
7000020	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] Initial TIL Missing				Cashout Refi	Owner Occ	92.54	92.54	46
7000021	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	52.6	52.6	43.51